Restricted cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Restricted Cash [Line Items]
Restricted cash	$ 482		$ 460
Long-term restricted cash (related to CIRR deposits and loan facility)	250		305
Short-term restricted cash	232		155
CIRR Deposits [Member]
Restricted Cash [Line Items]
Restricted cash	298	[1]	355	[1]
Margin Calls Related to Share Forward Agreements [Member]
Restricted Cash [Line Items]
Restricted cash	137		61
Restricted Deposit Related to Loan Facility [Member]
Restricted Cash [Line Items]
Restricted cash	5		0
Tax Withholding Deposits [Member]
Restricted Cash [Line Items]
Restricted cash	$ 42		$ 44

[1]	CIRR deposits are cash deposited with commercial banks, which match Commercial Interest Reference Rate ("CIRR") loans from Exportfinans ASA, the Norwegian export credit agency (see Note 22). The deposits are used to make repayments of the CIRR loans.